GOODWILL AND INTANGIBLE ASSETS (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Intangible assets
Goodwill recorded related to midstream segment as a result of acquisition of the assets of TransTex Gas Services, LP	$ 30,600,000
Discount rate (as a percent)	13.00%
Useful lives of intangible assets	8 years 6 months 15 days
Intangible assets [Roll Forward]
Intangible assets, at beginning of the period	0
Total intangible assets	10,492,000
Intangible assets, net of accumulated amortization	3,345,000
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2013	1,964,000
2014	1,810,000
2015	837,000
2016	513,000
2017	513,000
Thereafter	8,981,000
Customer relationships
Intangible assets
Useful lives of intangible assets	12 years 6 months
Intangible assets [Roll Forward]
Additions acquired through acquisition	5,434,000
Accumulated amortization	(326,000)
Trademark
Intangible assets
Useful lives of intangible assets	11 years
Intangible assets [Roll Forward]
Additions acquired through acquisition	859,000
Accumulated amortization	(58,000)
Existing contracts
Intangible assets
Useful lives of intangible assets	2 years 10 months 24 days
Intangible assets [Roll Forward]
Additions acquired through acquisition	4,199,000
Accumulated amortization	$ (1,127,000)